Corporate debt	3 Months Ended
Mar. 31, 2022
Corporate debt [Abstract]
Corporate debt
Note 14. - Corporate debt
The breakdown of corporate debt as of March 31, 2022 and December 31, 2021 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2022	2021
	($ in thousands)
Non-current	1,017,489	995,190
Current	38,656	27,881
Total Corporate Debt	1,056,145	1,023,071

On July 20, 2017, the Company signed a credit facility (the “2017 Credit Facility”) for up to €10 million ($11.2 million), which is available in euros or U.S. dollars. Amounts drawn down accrue interest at a rate per year equal to EURIBOR plus 2% or LIBOR plus 2%, depending on the currency, with a floor of 0% on the LIBOR and EURIBOR. As of March 31, 2022, the 2017 Credit Facility was fully available. As of December 31, 2021, $8.2 million were drawn down. The credit facility maturity is July 1, 2023.

On May 10, 2018, the Company entered into the Revolving Credit Facility for $215 million with a syndicate of banks. Amounts drawn down accrue interest at a rate per year equal to (A) for Eurodollar rate loans, Term SOFR, plus a Term SOFR Adjustment equal to 0.10% per annum, plus a percentage determined by reference to the leverage ratio of the Company, ranging between 1.60% and 2.25% and (B) for base rate loans, the highest of (i) the rate per annum equal to the weighted average of the rates on overnight U.S. Federal funds transactions with members of the U.S. Federal Reserve System arranged by U.S. Federal funds brokers on such day plus ½ of 1.00%, (ii) the U.S. prime rate and (iii) Term SOFR plus 1.00%, in any case, plus a percentage determined by reference to the leverage ratio of the Company, ranging between 0.60% and 1.00%. Letters of credit may be issued using up to $100 million of the Revolving Credit Facility. During 2019, the amount of the Revolving Credit Facility increased from $215 million to $425 million. In the first quarter of 2021, the Company increased the amount of the Revolving Credit Facility from $425 million to $450 million. On May 5, 2022, the maturity was extended to December 31, 2024. During the first quarter of 2022, $35 million were drawn down. On March 31, 2022, the Company issued letters of credit for $21.5 million ($10 million as of December 31, 2021). As of March 31, 2022, therefore, $393.5 million of the Revolving Credit Facility were available ($440 million as of December 31, 2021).
On April 30, 2019, the Company entered into the Note Issuance Facility 2019, a senior unsecured note facility with a group of funds managed by Westbourne Capital as purchasers of the notes issued thereunder for a total amount of €268 million ($299 million), with maturity date on April 30, 2025. Interest accrued at a rate per annum equalled to the sum of 3-month EURIBOR plus 4.50%. The interest rate on the Note Issuance Facility 2019 was fully hedged by an interest rate swap resulting in the Company paying a net fixed interest rate of 4.24%. The Note Issuance Facility 2019 was fully repaid on June 4, 2021, and subsequently delisted from the Official List of The International Stock Exchange.
On October 8, 2019, the Company filed a euro commercial paper program (the “Commercial Paper”) with the Alternative Fixed Income Market (MARF) in Spain. The program had an original maturity of twelve months and has been extended twice, for annual periods. The program allows Atlantica to issue short term notes over the next twelve months for up to €50 million ($56 million), with such notes having a tenor of up to two years. As of March 31, 2022, the Company had €27.7 million ($30.9 million) issued and outstanding under the program at an average cost of 0.35% (€21.5 million, or $24.0 million, as of December 31, 2021).
On April 1, 2020, the Company closed the secured 2020 Green Private Placement for €290 million ($324 million). The private placement accrues interest at an annual 1.96% interest rate, payable quarterly and has a June 2026 maturity.
On July 8, 2020, the Company entered into the Note Issuance Facility 2020, a senior unsecured financing with a group of funds managed by Westbourne Capital as purchasers of the notes issued thereunder for a total amount of $156 million which is denominated in euros (€140 million). The Note Issuance Facility 2020 was issued on August 12, 2020, accrues annual interest of 5.25%, payable quarterly and has a maturity of seven years from the closing date.
On July 17, 2020, the Company issued the Green Exchangeable Notes for $100 million in aggregate principal amount of 4.00% convertible bonds due in 2025. On July 29, 2020, the Company closed an additional $15 million aggregate principal amount of the Green Exchangeable Notes. The notes mature on July 15, 2025 and bear interest at a rate of 4.00% per annum. The initial exchange rate of the notes is 29.1070 ordinary shares per $1,000 principal amount of notes, which is equivalent to an initial exchange price of $34.36 per ordinary share. Noteholders may exchange their notes at their option at any time prior to the close of business on the scheduled trading day immediately preceding April 15, 2025, only during certain periods and upon satisfaction of certain conditions. On or after April 15, 2025, noteholders may exchange their notes at any time. Upon exchange, the notes may be settled, at the election of the Company, into Atlantica ordinary shares, cash or a combination thereof. The exchange rate is subject to adjustment upon the occurrence of certain events.
As per IAS 32, “Financial Instruments: Presentation”, the conversion option of the Green Exchangeable Notes is an embedded derivative classified within the line “Derivative liabilities” of these Consolidated Condensed Interim Financial Statements (Note 9). It was initially valued at the transaction date for $10 million, and prospective changes to its fair value are accounted for directly through the profit and loss statement. The principal element of the Green Exchangeable Notes, classified within the line “Corporate debt” of these Consolidated Condensed Interim Financial Statements, is initially valued as the difference between the consideration received from the holders of the instrument and the value of the embedded derivative, and thereafter, at amortized cost using the effective interest method as per IFRS 9, “Financial Instruments”.
On December 4, 2020, the Company entered into a loan with a bank for €5 million ($5.6 million). This loan accrues interest at a rate per year equal to 2.50%. The maturity date is December 4, 2025.

On May 18, 2021, the Company issued the Green Senior Notes due in 2028 in an aggregate principal amount of $400 million. The notes mature on May 15, 2028 and bear interest at a rate of 4.125% per annum payable on June 15 and December 15 of each year, commencing December 15, 2021.

On January 31, 2022, the Company entered into a loan with a bank for €5 million ($5.6 million). This loan accrues interest at a rate per year equal to 1.90%. The maturity date is January 31, 2026.

The repayment schedule for the corporate debt as of March 31, 2022 is as follows:

	Remainder of 2022	Between January and March 2023	Between April and December 2023	2024	2025	2026	Subsequent years	Total
	($ in thousands)
2017 Credit Facility	4	-	-	-	-	-	-	4
Revolving Credit Facility	-	-	34,218	-	-	-	-	34,218
Commercial Paper	30,887	-	-	-	-	-	-	30,887
2020 Green Private Placement	352	-	-	-	-	321,108	-	321,460
Note Issuance Facility 2020	-	-	-	-	-	-	153,061	153,061
Green Exchangeable Notes	941	-	-	-	104,953	-	-	105,894
Green Senior Notes	5,088	-	-	-	-	-	394,381	399,469
Othe bank loans	703	681	2,547	3,255	3,250	716	-	11,152
Total	37,975	681	36,765	3,255	108,203	321,824	547,442	1,056,145

The repayment schedule for the corporate debt as of December 31, 2021 was as follows:

	2022	2023	2024	2025	2026	Subsequent years	Total
2017 Credit Facility	5	8,199	-	-	-	-	8,204
Commercial Paper	24,422	-	-	-	-	-	24,422
2020 Green Private Placement	359	-	-	-	327,081	-	327,440
Note Issuance Facility 2020	-	-	-	-	-	155,814	155,814
Green Exchangeable Notes	2,121	-	-	104,289	-	-	106,410
Bank Loan	11	1,895	1,895	1,862	-	-	5,663
Green Senior Note	963	-	-	-	-	394,155	395,118
Total	27,881	10,094	1,895	106,151	327,081	549,969	1,023,071